Segment Information (Details) - Segments	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Abstract]
CODM, Description	Operating segments are defined as components of an enterprise engaging in business activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance.
Segment Reporting, Expense Information Used by CODM, Type [Extensible Enumeration]	Chief operating decision makers
Operating segments	2	2	2